NOTES PAYABLE - SBI Debt (Details) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 18, 2020	Dec. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	May 29, 2020	Nov. 15, 2019	Nov. 14, 2019	Jul. 31, 2019
NOTES PAYABLE
Repayment of notes			$ 200,000	$ 975,000	$ 2,106,000	$ 5,898,000
Outstanding principal			3,570,035		2,888,544	2,330,351
Share price (in dollars per share)							$ 0.40
Debt extinguishment				(1,137,428)	(1,638,009)	(377,300)
Additional paid-in capital			$ 78,632,934		75,891,414	$ 61,468,034
Debt principal amount converted				$ 250,000	$ 957,056
SBI Note [Member]
NOTES PAYABLE
Notes issued								$ 905,000	$ 855,000	$ 855,000
Interest rate (as a percent)					10.00%
Repayment of notes		$ 195,911
Accrued interest		40,911
Outstanding principal		$ 155,000
Convertible Note
NOTES PAYABLE
Notes issued	$ 934,000
Interest rate (as a percent)	10.00%
Accrued interest					$ 23,000
Conversion price trigger (as a percent)	80.00%
Conversion price (in dollars per share)	$ 0.49
Debt extinguishment	$ 184,000
Conversion price trigger (in dollars per share)	$ 0.61
Debt principal amount converted					$ 934,000
Shares issued upon conversion					2,215,892
Convertible Note | Minimum
NOTES PAYABLE
Conversion price (in dollars per share)	$ 0.45						$ 0.40
Extinguishment of debt | Convertible Note
NOTES PAYABLE
Additional paid-in capital	$ 233,500